CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 23,043	$ 20,900
Deposits with banks	137,451	112,197
Federal funds sold and securities borrowed or purchased under agreements to resell (including $133,204 and $137,964 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	236,813	219,675
Brokerage receivables	28,887	27,683
Trading account assets (including $80,986 and $92,123 pledged to creditors at December 31, 2016 and December 31, 2015, respectively)	243,925	241,215
Investments:
Available for sale (including $8,239 and $10,698 pledged to creditors as of December 31, 2016 and December 31, 2015, respectively)	299,424	299,136
Held to maturity (including $843 and $3,630 pledged to creditors as of December 31, 2016 and December 31, 2015, respectively)	45,667	36,215
Non-marketable equity securities (including $1,774 and $2,088 at fair value as of December 31, 2016 and December 31, 2015, respectively)	8,213	7,604
Total investments	353,304	342,955
Loans:
Loans, net of unearned income	624,369	617,617
Allowance for loan losses	(12,060)	(12,626)
Total loans, net	612,309	604,991
Goodwill	21,659	22,349
Intangible assets (other than MSRs)	5,114	3,721
Mortgage servicing rights (MSRs)	1,564	1,781
Other assets	128,008	133,743
Total assets	1,792,077	1,731,210
Liabilities
Non-interest-bearing deposits in U.S. offices	136,698	139,249
Interest-bearing deposits in U.S. offices (including $434 and $923 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	300,972	280,234
Non-interest-bearing deposits in offices outside the U.S.	77,616	71,577
Interest-bearing deposits in offices outside the U.S. (including $778 and $667 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	414,120	416,827
Total deposits	929,406	907,887
Federal funds purchased and securities loaned or sold under agreements to repurchase (including $33,663 and $36,843 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	141,821	146,496
Brokerage payables	57,152	53,722
Trading account liabilities	139,045	117,512
Short-term borrowings (including $2,700 and $1,207 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	30,701	21,079
Long-term debt (including $26,254 and $25,293 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	206,178	201,275
Other liabilities (including $1,500 and $1,624 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	61,631	60,147
Total liabilities	1,565,934	1,508,118
Stockholders’ equity
Preferred stock ($1.00 par value; authorized shares: 30 million), issued shares: 770,120 as of December 31, 2016 and 668,720 as of December 31, 2015, at aggregate liquidation value	19,253	16,718
Common stock ($0.01 par value; authorized shares: 6 billion), issued shares: 3,099,482,042 as of December 31, 2016 and December 31, 2015	31	31
Additional paid-in capital	108,042	108,288
Retained earnings	146,477	133,841
Treasury stock, at cost: December 31, 2016—327,090,192 shares and December 31, 2015—146,203,311 shares	(16,302)	(7,677)
Accumulated other comprehensive income (loss)	(32,381)	(29,344)
Total Citigroup stockholders’ equity	225,120	221,857
Noncontrolling interest	1,023	1,235
Total equity	226,143	223,092
Total liabilities and equity	1,792,077	1,731,210
Consumer
Loans:
Loans, net of unearned income	325,063	325,454
Corporate
Loans:
Loans, net of unearned income	299,306	292,163
Consolidated VIEs
Assets
Cash and due from banks	142	153
Trading account assets (including $80,986 and $92,123 pledged to creditors at December 31, 2016 and December 31, 2015, respectively)	602	583
Investments:
Total investments	3,636	5,263
Loans:
Loans, net of unearned income	73,522	80,780
Allowance for loan losses	(1,769)	(2,135)
Total loans, net	71,753	78,645
Other assets	158	150
Total assets	76,291	84,794
Liabilities
Short-term borrowings (including $2,700 and $1,207 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	10,697	11,965
Long-term debt (including $26,254 and $25,293 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	23,919	31,273
Other liabilities (including $1,500 and $1,624 as of December 31, 2016 and December 31, 2015, respectively, at fair value)	1,275	2,099
Total liabilities	35,891	45,337
Consolidated VIEs | Consumer
Loans:
Loans, net of unearned income	53,401	58,772
Consolidated VIEs | Corporate
Loans:
Loans, net of unearned income	$ 20,121	$ 22,008